UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment: 	[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Osher Van de Voorde Investment Management
Address: 	125 N. Raymond Ave. #309
                Pasadena, CA 91103

Form 13F File Number: 28-

The institutional investment manager filing this report
 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Abegail Nguyen
Title: 	Operations Manager
Phone: 	626-844-7184

Signature, Place, and Date of Signing:
Abegail Nguyen 	Pasadena, CA	May 8, 2013

Report Type:
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Form 13F File Number		Name
28-				Osher Van de Voorde Investment Management

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		25
Form 13F Information Table Value Total:	$118,934

List of Other Included Managers:		None































No.	Form 13F File Number		Name
       28-				Osher Van de Voorde Investment Management

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                                                          Value      Shares or  Investment  Other  Voting Authority
          Name of Issuer          Title of Class    CUSIP      (x$1,000)     PRN Amt   DiscretionManagers   Sole   Shared   None
3M Company                             COM        88579y101         6,088   57265 SH      Sole             57265
Accenture PLC ADR                  SHS CLASS A    g1151c101         5,272   69395 SH      Sole             69395
Amazon Com Inc Com                     COM        023135106         2,007    7530 SH      Sole              7530
Apple Computer Inc                     COM        037833100         4,644   10492 SH      Sole             10492
Automatic Data Processing              COM        053015103         4,279   65795 SH      Sole             65795
Berkshire Hathaway Inc-Del Cl B      CL B NEW     084670702         6,613   63468 SH      Sole             63468
Canadian National Railway Co           COM        136375102         4,351   43375 SH      Sole             43375
Charles Schwab Corp                    COM        808513105         4,641   262370 SH     Sole             262370
Chevron Corp                           COM        166764100         5,074   42700 SH      Sole             42700
Coach, Inc.                            COM        189754104           769   15380 SH      Sole             15380
Colgate Palmolive Co                   COM        194162103         5,257   44537 SH      Sole             44537
Emerson Electric                       COM        291011104         4,480   86635 SH      Sole             86635
Exxon Mobil Corp                       COM        30231g102         5,174   57424 SH      Sole             57424
General Electric Co                    COM        369604103           886   38301 SH      Sole             38301
J P Morgan Chase & Co                  COM        46625h100         6,196   130542 SH     Sole             130542
Johnson & Johnson                      COM        478160104         5,533   67867 SH      Sole             67867
Kinder Morgan Inc                      COM        49456b101         4,207   131150 SH     Sole             131150
Microsoft Corp                         COM        594918104         4,207   147060 SH     Sole             147060
Novartis AG ADR                   SPONSORED ADR   66987v109         6,002   84249 SH      Sole             84249
Pepsico Inc                            COM        713448108         6,003   75881 SH      Sole             75881
Qualcomm Inc                           COM        747525103         5,356   80007 SH      Sole             80007
Teva Pharmaceuticals ADR               ADR        881624209         5,185   130675 SH     Sole             130675
United Technologies Corp               COM        913017109         5,525   59140 SH      Sole             59140
United Parcel Services Inc.	       CL B       911312106         5,186   60375 SH      Sole		   60375
Visa Inc.                            Com CL A     92826c839         5,133   30225 SH      Sole             30225

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